SUPPLEMENT DATED JANUARY 28, 2025 TO THE VARIABLE ANNUITY PROSPECTUSES
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                AMERICAN GENERAL LIFE INSURANCE COMPANY
                     VARIABLE SEPARATE ACCOUNT
             Polaris Preferred Solution Variable Annuity
               Polaris Advantage II Variable Annuity
               Polaris Platinum III Variable Annuity
                Polaris Choice IV Variable Annuity
            Polaris Retirement Protector Variable Annuity
              Polaris Advisory Income Variable Annuity
                 Polaris Advisory Variable Annuity

     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                 FS VARIABLE SEPARATE ACCOUNT
          Polaris Preferred Solution Variable Annuity
            Polaris Platinum III Variable Annuity
             Polaris Choice IV Variable Annuity
            Polaris Advantage II Variable Annuity
        Polaris Retirement Protector Variable Annuity

          THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                  SEPARATE ACCOUNT A
         Polaris Platinum Elite Variable Annuity
           Polaris Choice Elite Variable Annuity

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This notice informs the owners of the variable annuity contracts listed above of the expected reorganization of the Underlying Funds listed below. You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

Effective on or about April 28, 2025 ("Effective Date"), certain Underlying Funds of SunAmerica Series Trust (the "Target Underlying Funds") will be reorganized into the Underlying Fund of SunAmerica Series Trust (the "Acquiring Underlying Fund") as shown in the table below.

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Target Underlying Funds                            Acquiring Underlying Fund
       Advisor                                            Advisor
Subadvisor (if applicable)                         Subadvisor (if applicable)
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SA BlackRock VCP Global Multi Asset Portfolio
SunAmerica Asset Management, LLC
BlackRock Investment Management, LLC                SA VCP Dynamic Allocation
---------------------------------------------              Portfolio
SA PIMCO VCP Tactical Balanced Portfolio       SunAmerica Asset Management, LLC
SunAmerica Asset Management, LLC                  AllianceBernstein L.P.
Pacific Investment Management Company, LLC
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On the Effective Date, the shares of the Target Underlying Funds listed in the table above will be exchanged for the same class of shares of the corresponding Acquiring Underlying Funds, the total value of which will be equal to the total value of the shares of the Target Underlying Funds you hold on the Effectiveness Date.

Additional information regarding the Underlying Funds, including the Fund Prospectuses, may be obtained by visiting our website at www.corebridgefinancial.com/ProductProspectuses. You can also request additional fund prospectus copies at no cost by calling our Annuity Service Center at the telephone number below.

Neither our automatic transfer of the assets to the Acquiring Funds on the Effective Date, nor your transfer of assets out of the Target Funds prior to the Effective Date or out of the Acquiring Funds within 60 days after the Effective Date, will count against the free transfers that you are permitted to make each year or for the purposes of the U.S. Mail Policy. If you have any questions, please contact our Annuity Service Center at 1-800-445-7862.